Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Disclosure Of Income Tax By Geographical Areas Explanatory
	For the year ended
USD million	31.12.18	31.12.17	31.12.16

Tax expense / (benefit)
Swiss
Current	469	455	465
Deferred	2,377	107	614
Non-Swiss
Current	575	435	356
Deferred	(1,953)	3,308	(658)
Total income tax expense / (benefit) recognized in the income statement	1,468	4,305	777

Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Operating profit / (loss) before tax	5,991	5,351	4,209
of which: Swiss	1,843	2,093	2,674
of which: non-Swiss	4,148	3,258	1,535
Income taxes at Swiss tax rate of 21%	1,258	1,124	884
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	55	217	73
Tax effects of losses not recognized	223	173	182
Previously unrecognized tax losses now utilized	(25)	(368)	(38)
Non-taxable and lower taxed income	(430)	(309)	(347)
Non-deductible expenses and additional taxable income	905	606	933
Adjustments related to prior years – current tax	114	(13)	22
Adjustments related to prior years – deferred tax	26	4	2
Change in deferred tax recognition	(795)	(165)	(969)
Adjustments to deferred tax balances arising from changes in tax rates	0	2,897	19
Other items	137	139	17
Income tax expense / (benefit)	1,468	4,305	777

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
USD million		31.12.18			31.12.17
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	15,088	(8,989)	6,099	17,372	(11,480)	5,892
Temporary differences	4,571	(565)	4,006	5,165	(1,001)	4,164
of which: related to real estate costs capitalized for US tax purposes	2,159	(25)	2,134	0	0	0
of which: related to compensation and benefits	1,150	(192)	959	1,165	(228)	937
of which: related to trading assets	390	(50)	339	485	(60)	425
of which: related to investments in subsidiaries and goodwill	202	0	202	2,392	0	2,392
of which: other	670	(298)	372	1,123	(713)	410
Total deferred tax assets	19,659	(9,554)	10,105	22,537	(12,481)	10,056

Deferred tax liabilities
Goodwill and intangible assets			26			19
Other			62			35
Total deferred tax liabilities			88			54
1 Less deferred tax liabilities as applicable.

Disclosure of total recognized and unrecognized deferred tax assets ("Gross") and unrecognized deferred tax assets ("Valuation Allowance") [text block]
USD million		31.12.18			31.12.17
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	15,088	(8,989)	6,099	17,372	(11,480)	5,892
Temporary differences	4,571	(565)	4,006	5,165	(1,001)	4,164
of which: related to real estate costs capitalized for US tax purposes	2,159	(25)	2,134	0	0	0
of which: related to compensation and benefits	1,150	(192)	959	1,165	(228)	937
of which: related to trading assets	390	(50)	339	485	(60)	425
of which: related to investments in subsidiaries and goodwill	202	0	202	2,392	0	2,392
of which: other	670	(298)	372	1,123	(713)	410
Total deferred tax assets	19,659	(9,554)	10,105	22,537	(12,481)	10,056

Deferred tax liabilities
Goodwill and intangible assets			26			19
Other			62			35
Total deferred tax liabilities			88			54
1 Less deferred tax liabilities as applicable.

Disclosure of unrecognized tax loss carry-forwards
Unrecognized tax loss carry-forwards
USD million	31.12.18	31.12.17
Within 1 year	0	171
From 2 to 5 years	464	106
From 6 to 10 years	16,297	3,267
From 11 to 20 years	4,457	26,688
No expiry	17,210	17,195
Total	38,428	47,427

UBS AG
Disclosure Of Income Taxes [Line Items]
Disclosure Of Income Tax By Geographical Areas Explanatory
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Operating profit / (loss) before tax	5,458	5,076	4,188
of which: Swiss	1,427	1,911	2,614
of which: non-Swiss	4,031	3,165	1,574
Income taxes at Swiss tax rate of 21%	1,146	1,066	879
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	68	230	70
Tax effects of losses not recognized	222	173	182
Previously unrecognized tax losses now utilized	(25)	(368)	(38)
Non-taxable and lower taxed income	(419)	(306)	(337)
Non-deductible expenses and additional taxable income	883	588	898
Adjustments related to prior years – current tax	114	(14)	22
Adjustments related to prior years – deferred tax	27	6	2
Change in deferred tax recognition	(802)	(165)	(961)
Adjustments to deferred tax balances arising from changes in tax rates	0	2,897	19
Other items	130	135	16
Income tax expense / (benefit)	1,345	4,242	753

Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
	For the year ended
USD million	31.12.18	31.12.17	31.12.16

Tax expense / (benefit)
Swiss
Current	434	408	431
Deferred	2,326	91	624
Non-Swiss
Current	537	435	356
Deferred	(1,952)	3,308	(658)
Total income tax expense / (benefit) recognized in the income statement	1,345	4,242	753

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits Explanatory
USD million		31.12.18			31.12.17
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	15,088	(8,989)	6,099	17,372	(11,480)	5,892
Temporary differences	4,526	(559)	3,967	5,102	(1,001)	4,101
of which: related to real estate costs capitalized for US tax purposes	2,159	(25)	2,134	0	0	0
of which: related to compensation and benefits	1,146	(192)	954	1,162	(228)	934
of which: related to trading assets	390	(50)	339	485	(60)	425
of which: related to investments in subsidiaries and goodwill	179	0	179	2,344	0	2,344
of which: other	653	(292)	361	1,111	(713)	398
Total deferred tax assets	19,614	(9,548)	10,066	22,474	(12,481)	9,993

Deferred tax liabilities
Goodwill and intangible assets			26			19
Other			62			32
Total deferred tax liabilities			88			51
1 Less deferred tax liabilities as applicable.

Disclosure of total recognized and unrecognized deferred tax assets ("Gross") and unrecognized deferred tax assets ("Valuation Allowance") [text block]
USD million		31.12.18			31.12.17
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	15,088	(8,989)	6,099	17,372	(11,480)	5,892
Temporary differences	4,526	(559)	3,967	5,102	(1,001)	4,101
of which: related to real estate costs capitalized for US tax purposes	2,159	(25)	2,134	0	0	0
of which: related to compensation and benefits	1,146	(192)	954	1,162	(228)	934
of which: related to trading assets	390	(50)	339	485	(60)	425
of which: related to investments in subsidiaries and goodwill	179	0	179	2,344	0	2,344
of which: other	653	(292)	361	1,111	(713)	398
Total deferred tax assets	19,614	(9,548)	10,066	22,474	(12,481)	9,993

Deferred tax liabilities
Goodwill and intangible assets			26			19
Other			62			32
Total deferred tax liabilities			88			51
1 Less deferred tax liabilities as applicable.

Disclosure of unrecognized tax loss carry-forwards
Unrecognized tax loss carry-forwards
USD million	31.12.18	31.12.17
Within 1 year	0	171
From 2 to 5 years	464	106
From 6 to 10 years	16,297	3,267
From 11 to 20 years	4,457	26,688
No expiry	17,210	17,195
Total	38,428	47,427